CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020		5,162,945
Balance, amount at Dec. 31, 2020	$ (11,310,614)	$ 5,163	$ 86,987,579	$ (98,303,356)
Employee and director equity-based compensation	2,970,027		2,970,027
Issuance of common stock for cash - related party, shares		4,464
Issuance of common stock for cash - related party, amount	50,000	$ 4	49,996
Issuance of common stock for cash, shares		139,664
Issuance of common stock for cash, amount	1,514,969	$ 140	1,514,829
Issuance of warrants pursuant to the participation agreements	55,697		55,697
Common stock issued on cashless warrant exercise, shares		54,361
Common stock issued on cashless warrant exercise, amount	0	$ 54	(54)
Public offering issuance of stock and warrants, shares		2,910,000
Public offering issuance of stock and warrants, amount	14,548,500	$ 2,910	14,545,590
Fractional Shares from Split, shares		(99)
Fractional Shares from Split, amount	0
Underwriting and other expenses for public offering	(1,697,828)		(1,697,828)
Warrants sold as part of the public offering	4,240		4,240
Common stock issued on registered warrant exercise, shares		198,503
Common stock issued on registered warrant exercise, amount	1,091,767	$ 199	1,091,568
Common stock issued on conversion of 11% Convertible Debt and accrued interest, shares		942,322
Common stock issued on conversion of 11% Convertible Debt and accrued interest, amount	7,538,557	$ 942	7,537,615
Stock issued for services, shares		7,500
Stock issued for services, amount	32,775	$ 8	32,767
Net loss for the twelve months ended December 31, 2021	(8,755,881)			(8,755,881)
Balance, shares at Dec. 31, 2021		9,419,660
Balance, amount at Dec. 31, 2021	6,042,209	$ 9,420	113,092,026	(107,059,237)
Employee and director equity-based compensation	2,692,462		2,692,462
Net loss for the twelve months ended December 31, 2021	(8,745,293)			(8,745,293)
Balance, shares at Dec. 31, 2022		9,419,660
Balance, amount at Dec. 31, 2022	$ (10,622)	$ 9,420	$ 115,784,488	$ (115,804,530)